Summary of Significant Accounting Policies - Fair Value Measurements of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment of property and equipment	$ 1,869	$ 0
Property And Equipment
Impairment of property and equipment	$ 1,900	$ 0